Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Contributed surplus [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Debt securities at FVOCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2020		$ 3,575	$ 13,908	$ 117		$ 22,119				$ 1,173	$ 274	$ (283)	$ (40)	$ 2	$ 309	$ 181
Net income attributable to equity shareholders	$ 3,268					3,268
Net income attributable to non-controlling interests	8															8
Net gains (losses) on equity securities designated at FVOCI														45
Net change in securities measured at FVOCI															(58)
Net change in foreign currency translation adjustments										(1,214)
Net change in cash flow hedges	(32)										(32)
Net change in post-employment defined benefit plans	526											526
Net change attributable to changes in credit risk	(15)												(15)
Dividends and distributions							$ (81)	$ (1,308)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(4)
Issue of equity			235
Compensation expense arising from equity-settled share-based awards				14
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						4
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(23)
Treasury shares			(13)
Other				11	[1]	1										(17)
Balance at end of period at Apr. 30, 2021	42,680	3,575	14,130	119		24,003			$ 683	(41)	242	243	(55)	43	251	170
Balance at beginning of period at Jan. 31, 2021		3,575	13,991	119		23,060				554	250	(84)	(75)	23	339	177
Net income attributable to equity shareholders	1,647					1,647
Net income attributable to non-controlling interests	4															4
Net gains (losses) on equity securities designated at FVOCI														21
Net change in securities measured at FVOCI															(88)
Net change in foreign currency translation adjustments										(595)
Net change in cash flow hedges	(8)										(8)
Net change in post-employment defined benefit plans	327											327
Net change attributable to changes in credit risk	20												20
Dividends and distributions							(51)	(655)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(1)
Issue of equity			136
Compensation expense arising from equity-settled share-based awards				8
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						1
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(18)
Treasury shares			3
Other				10	[1]	1										(9)
Balance at end of period at Apr. 30, 2021	42,680	3,575	14,130	119		24,003			683	(41)	242	243	(55)	43	251	170
Balance at beginning of period at Oct. 31, 2021	45,830	4,325	14,351	110		25,793				58	137	634	(28)	75	193	182
Net income attributable to equity shareholders	1,864					1,864
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														19
Net change in securities measured at FVOCI															(183)
Net change in foreign currency translation adjustments										435
Net change in cash flow hedges	(65)										(65)
Net change in post-employment defined benefit plans	106											106
Net change attributable to changes in credit risk	39												39
Dividends and distributions							(41)	(726)								(2)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(22)
Issue of equity			135
Compensation expense arising from equity-settled share-based awards				9
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						22
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares			0
Other				3	[1]	0										4
Balance at end of period at Jan. 31, 2022	47,292	4,325	14,457	116		26,807			1,398	493	72	740	11	72	10	189
Balance at beginning of period at Oct. 31, 2021	45,830	4,325	14,351	110		25,793				58	137	634	(28)	75	193	182
Net income attributable to equity shareholders	3,382					3,382
Net income attributable to non-controlling interests	10															10
Net gains (losses) on equity securities designated at FVOCI														54
Net change in securities measured at FVOCI															(598)
Net change in foreign currency translation adjustments										627
Net change in cash flow hedges	(488)										(488)
Net change in post-employment defined benefit plans	428											428
Net change attributable to changes in credit risk	147												147
Dividends and distributions							(88)	(1,452)								(4)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(37)
Issue of equity			225
Compensation expense arising from equity-settled share-based awards				12
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						37
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(8)
Treasury shares			(2)
Other				1	[1]	0										5
Balance at end of period at Apr. 30, 2022	47,947	4,325	14,545	115		27,567			1,202	685	(351)	1,062	119	92	(405)	193
Balance at beginning of period at Jan. 31, 2022	47,292	4,325	14,457	116		26,807			1,398	493	72	740	11	72	10	189
Net income attributable to equity shareholders	1,518					1,518
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														35
Net change in securities measured at FVOCI															(415)
Net change in foreign currency translation adjustments										192
Net change in cash flow hedges	(423)										(423)
Net change in post-employment defined benefit plans	322											322
Net change attributable to changes in credit risk	108												108
Dividends and distributions							$ (47)	$ (726)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(15)
Issue of equity			90
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						15
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares			(2)
Other				(2)	[1]	0										1
Balance at end of period at Apr. 30, 2022	$ 47,947	$ 4,325	$ 14,545	$ 115		$ 27,567			$ 1,202	$ 685	$ (351)	$ 1,062	$ 119	$ 92	$ (405)	$ 193

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.